Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 08, 2017	Nov. 30, 2014
Income Tax Expense (Benefit) for Tax Cuts and Job Act		$ 1,136,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%	34.00%
Deferred Income Tax Expense (Benefit), Total	$ 1,740,000	$ 2,660,000	$ 793,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	46,000	847,000
Unrecognized Tax Benefits, Ending Balance	0	0
Deferred Tax Assets, Tax Credit Carryforwards, Total	6,400,000
Deferred Tax Assets, Valuation Allowance, Total	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2016 2017 2018
Ohio State Bancshares Inc [Member]
Operating Loss Carryforwards, Total					$ 15,000,000
Federal Loss Carryforwards, Limit to Amount Each Year	$ 126,000
Unrecognized Tax Benefits, Ending Balance	2,500,000
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 1,800,000
Ohio State Bancshares Inc [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029
Ohio State Bancshares Inc [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2033
Benchmark Bancorp, Inc. [Member]
Operating Loss Carryforwards, Total				$ 8,900,000
Federal Loss Carryforwards, Limit to Amount Each Year	$ 652,000
Benchmark Bancorp, Inc. [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029
Benchmark Bancorp, Inc. [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036